SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Payables and Accruals [Abstract]
Accounts payable	$ 443	$ 605	$ 1,396
Payroll payable	411	561	507
Payable to other services	24	33	29
Deposits	277	379	6
Others	73	100	147
Total	$ 1,228	$ 1,678	$ 2,085